FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        May 3, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



RE:         Variable Insurance Products
            Fund II (the trust)

            Investment Grade Bond
            Portfolio, Asset Manager
            Portfolio,
            Asset Manager: Growth
            Portfolio, Contrafund
            Portfolio,
            and Index 500 Portfolio (the
            funds)

            File Nos. 33-20773 and 811-5511

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
        Eric D. Roiter

        Secretary